Note 12 - Earnings Per Common Share (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 12 - Earnings Per Common Share (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	21,034	22,106	21,034	22,106	25,749
Chief Executive Officer [Member]
Note 12 - Earnings Per Common Share (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	21,034		21,034